As filed with the Securities and Exchange Commission on March 9, 2021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Erin D. Nelson, Esq. 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019 – October 31, 2020

EXPLANATORY NOTE:

The Registrant is filing this Form N-CSR/A to amend the Form N-CSR for the period ended October 31, 2020, originally filed with the Securities and Exchange Commission on January 4, 2021, to include the series and class/contracts information for Transamerica Dynamic Income, a series of the Registrant (the “Filing Detail”).

All Items contained in the Registrant’s Form N-CSR filing on January 4, 2021 (SEC Accession Number 0001193125-21-000542) are incorporated by reference into this Form N-CSR. https://www.sec.gov/Archives/edgar/data/787623/000119312521000542/0001193125-21-000542-index.htm

Other than the Filing Detail, no other information or disclosures contained in the Registrant’s Form N-CSR filed on January 4, 2021 are being amended by this Form N-CSR/A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	March 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	March 9, 2021

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Principal Financial Officer)
Date:	March 9, 2021